Material Agreements (Details) - USD ($)				1 Months Ended								3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 06, 2020	Sep. 10, 2019	Jun. 10, 2019	Jan. 22, 2020	Nov. 30, 2019	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	May 31, 2019	May 31, 2018	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Other Commitments [Line Items]
Shares issued											50,000
Shares issued for services, value															$ 70,000	$ 1,203,300	$ 237,859
Professional Services [Member]
Other Commitments [Line Items]
Shares issued					45,000
Financial advisor [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Shares issued for services								250,000
Consultant [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Shares issued for services	100,000			100,000									60,000
Software developer [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Shares issued for services		35,000
Consulting Agreement [Member]
Other Commitments [Line Items]
Receivables from consulting service																		$ 15,000
Consulting service fees and expense												$ 15,000		$ 102,000	95,000	15,000	213,000	261,000	$ 157,000
Monthly payment terms of common stock at renewal										$ 15,000
Monthly payment terms of shares of common stock at renewal										450,000
Shares owed by consultant										210,000
Shares issued for services						455,000			210,000
Shares issued for services, value									$ 400,000
Consulting Agreement [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Shares issued for services								210,000
Shares issued for services, value								$ 400,000
Consulting Agreement [Member] | Stock Plan [Member]
Other Commitments [Line Items]
Shares issued										450,000
Consulting Agreement May 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense												0		0	$ 27,000	0	23,000	222,500
Shares issued for services															10,000
Consulting Agreement May 2018 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense																$ 4,000		$ 4,000
Shares issued for services																10,000		10,000
Shares issued for services, value																$ 15,000		$ 15,000
Consulting Agreement April 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense														35,000	$ 100,000		35,000	60,000
Shares issued for services															25,000
Consulting Agreement April 2018 [Member] | Advisor [Member]
Other Commitments [Line Items]
Minimum purchase commitment																2,000,000		2,000,000
Consulting service fees and expense																$ 25,000		$ 25,000
Shares issued for services																25,000		25,000
Agency Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense												11,600				$ 11,600		$ 98,400
Shares issued																212,990		46,618
Agency Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Percentage of finder's fee																4.00%		4.00%
Agency Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of finder's fee																8.00%		8.00%
Financial Advisory Engagement [Member]
Other Commitments [Line Items]
Consulting service fees and expense												0				$ 0		$ 0
Financial Advisory Engagement [Member] | Financial advisor [Member]
Other Commitments [Line Items]
Shares issued									250,000
Financial Advisory Engagement [Member] | Financial advisor [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Shares issued							250,000
Business Development and Marketing Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense			$ 20,000									71,000				$ 240,300		35,000
Shares issued			15,000
Business Development and Marketing Agreement [Member] | Consultant [Member]
Other Commitments [Line Items]
Shares issued for services																60,000
Business Development and Marketing Agreement [Member] | Consultant [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Shares issued for services													60,000
Capital Transaction Services Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense												3,500				$ 3,500		3,500
Consulting Agreement May 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense												$ 4,000				18,000
Monthly payment of consulting services																8,000
Monthly payment of consulting services in cash																2,000
Monthly payment terms of common stock at renewal																6,000
Shares issued for services, value																$ 52,508
Consulting Agreement August 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Shares issued for services																35,000
Shares issued for services, value																$ 35,000
Employment Agreement [Member]
Other Commitments [Line Items]
Annual salary per year of former owner																$ 185,000
Percentage of annual bonus per year																15.00%
Percentage of maintenance ownership in Galaxy																8.00%
Consulting Agreement October 1, 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Shares issued												642,857				50,000
Consulting Agreement October 1, 2019 [Member] | Consultant [Member]
Other Commitments [Line Items]
Consulting service fees and expense												$ 29,800				$ 29,800
Shares issued																200,000
Consulting Agreement May 2017 [Member]
Other Commitments [Line Items]
Shares owed by consultant										210,000
Master Service Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense																		$ 300,000
Common stock																		300,000